Leases (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of right of use asset
Schedule of lease liabilities

	As of December 31,
	2025	2024	2023
Balance at end of previous year	254,602	206,753	213,942
Additions and contractual changes	47,462	90,330	40,284
Payments	(86,097)	(75,870)	(69,752)
Interest	32,313	33,389	22,279
Balance at end of the period	248,280	254,602	206,753

Schedule of expenses recognized in the income statement

	As of December 31,
	2025	2024	2023
Depreciation (1)	59,050	49,290	51,034
Interest expenses (2)	32,313	33,389	22,279
Total	91,363	82,679	73,313
(1)	This amount is recorded in Depreciation and Amortization combined income statement.
(2)	This amount is recorded in Other Expenses, Net combined income statement.